Advances to Supplier	9 Months Ended
Sep. 30, 2022
Advance To Suppliers [Abstract]
Advances to Supplier

Note 3 – Advances to Supplier

The Company entered into a commitment with a supplier for the development of an Esports Platform for total cost of $1,200,000. As of September 30, 2022, advances to this supplier consisted of payments totaling $300,000 with the remaining $900,000 due periodically until the expected completion date in March 2023. As of September 30, 2022, the supplier had not completed the work on the software.